Intangible assets	3 Months Ended
Nov. 30, 2022
Intangible assets

11. Intangible assets

A continuity of the Company’s intangibles is as follows:

Cost	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2021	9,430,265	1,073,045	8,330,683	2,137,449	3,624,300	24,595,742
Foreign exchange	-	(11,723)	(219,879)	(63,862)	(11,917)	(307,381)
November 30, 2021	9,430,265	1,061,322	8,110,804	2,073,587	3,612,383	24,288,361

August 31, 2022	4,400,790	496,228	2,749,023	261,741	2,791,888	10,699,670
Foreign exchange	-	-	(10,950)	(1,733)	-	(12,683)
November 30, 2022	4,400,790	496,228	2,738,073	260,008	2,791,888	10,686,987

Accumulated amortization	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2021	2,514,737	966,444	6,340,302	1,375,647	916,368	12,113,498
Amortization	471,513	28,000	212,167	101,666	135,615	948,961
Foreign exchange	-	(11,723)	(219,879)	(46,975)	(24,112)	(302,689)
November 30, 2021	2,986,250	982,721	6,332,590	1,430,338	1,027,871	12,759,770

August 31, 2022	4,400,790	496,228	2,193,913	232,209	709,167	8,032,307
Amortization	-	-	212,169	5,250	75,250	292,669
Foreign exchange	-	-	(10,950)	(1,734)	-	(12,684)
November 30, 2022	4,400,790	496,228	2,395,132	235,725	784,417	8,312,292

Net book value	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2022	-	-	555,110	29,532	2,082,721	2,667,363
November 30, 2022	-	-	342,941	24,283	2,007,471	2,374,695

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)